Exhibit 99
Ford Credit Auto Owner Trust 2009-C
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2009 1/15/2010 6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,231,827,946.39	67,817	57.4 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$330,000,000.00	0.79625%	July 15, 2010
Class A-2 Notes	$184,000,000.00	2.000%	December 15, 2011
Class A-3 Notes	$343,000,000.00	2.720%	November 15, 2013
Class A-4 Notes	$163,000,000.00	4.430%	November 15, 2014

Total	$1,020,000,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,889,225.01

Principal:
Principal Collections	$22,351,265.63
Prepayments in Full	$6,758,951.63
Liquidation Proceeds	$761,532.32
Recoveries	$17,572.37

Sub Total	$29,889,321.95

Collections	$33,778,546.96

Purchase Amounts:
Purchase Amounts Related to Principal	$149,254.21
Purchase Amounts Related to Interest	$915.91

Sub Total	$150,170.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$33,928,717.08

Ford Credit Auto Owner Trust 2009-C
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2009 1/15/2010 6
III. DISTRIBUTIONS

				Carryover	Remaining
	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$33,928,717.08
Servicing Fee	$798,194.28	$798,194.28	$0.00	$0.00	$33,130,522.80
Interest — Class A-1 Notes	$30,218.55	$30,218.55	$0.00	$0.00	$33,100,304.25
Interest — Class A-2 Notes	$306,666.67	$306,666.67	$0.00	$0.00	$32,793,637.58
Interest — Class A-3 Notes	$777,466.67	$777,466.67	$0.00	$0.00	$32,016,170.91
Interest — Class A-4 Notes	$601,741.67	$601,741.67	$0.00	$0.00	$31,414,429.24
Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$31,414,429.24
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,414,429.24
Regular Principal Payment	$44,072,224.20	$31,414,429.24	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00

Total		$33,928,717.08

Principal Payment:
Priority Principal Payment	$0.00
Regular Principal Payment	$31,414,429.24

Total	$31,414,429.24
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments
		Per $1,000 of		Per $1,000 of	Total Payment
		Original		Original		Per $1,000 of
	Actual	Balance	Actual	Balance	Actual	Original Balance
Class A-1 Notes	$31,414,429.24	$95.20	$30,218.55	$0.09	$31,444,647.79	$95.29
Class A-2 Notes	$0.00	$0.00	$306,666.67	$1.67	$306,666.67	$1.67
Class A-3 Notes	$0.00	$0.00	$777,466.67	$2.27	$777,466.67	$2.27
Class A-4 Notes	$0.00	$0.00	$601,741.67	$3.69	$601,741.67	$3.69

Total	$31,414,429.24		$1,716,093.56		$33,130,522.80

Ford Credit Auto Owner Trust 2009-C
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2009 1/15/2010 6
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$44,072,224.20	0.1335522	$12,657,794.96	0.0383570
Class A-2 Notes	$184,000,000.00	1.0000000	$184,000,000.00	1.0000000
Class A-3 Notes	$343,000,000.00	1.0000000	$343,000,000.00	1.0000000
Class A-4 Notes	$163,000,000.00	1.0000000	$163,000,000.00	1.0000000

Total	$734,072,224.20	0.7196787	$702,657,794.96	0.6888802

Pool Information
Weighted Average APR		4.878%		4.858%
Weighted Average Remaining Term		53.85		53.28
Number of Receivables Outstanding		55,155		53,656
Pool Balance		$957,833,133.71		$927,053,844.55
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$827,656,062.62		$801,217,342.16
Pool Factor		0.7775705		0.7525839
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$12,318,279.46
Targeted Credit Enhancement Amount	$13,905,807.67
Yield Supplement Overcollateralization Amount	$125,836,502.39
Targeted Overcollateralization Amount	$202,579,828.47
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$224,396,049.59
Fixed Overcollateralization	$75,155,797.87
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$12,318,279.46
Reserve Account Deposits Made	0.00
Reserve Account Draw Amount	0.00

Ending Reserve Account Balance	$12,318,279.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$12,318,279.46

Ford Credit Auto Owner Trust 2009-C
Monthly Investor Report

Collection Period Payment Date Transaction Month	December 2009 1/15/2010 6
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	262	$759,677.39
(Recoveries)	31	$17,572.37

Net Losses for Current Collection Period		$742,105.02
Cumulative Net Losses Last Collection Period		$1,722,386.95

Cumulative Net Losses for all Collection Periods		$2,464,491.97

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.93%

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	1.47%	707	$13,588,190.84
61-90 Days Delinquent	0.12%	52	$1,100,995.91
91-120 Days Delinquent	0.06%	21	$563,130.46
Over 120 Days Delinquent	0.04%	19	$361,204.01

Total Delinquent Receivables	1.68%	799	$15,613,521.22

Repossesion Inventory:
Repossesed in the Current Collection Period		54	$1,192,327.77
Total Repossesed Inventory		85	$1,907,805.34

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6616%
Preceding Collection Period			0.7753%
Current Collection Period			0.9449%
Three Month Average			0.7939%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1592%
Preceding Collection Period			0.1976%
Current Collection Period			0.1715%
Three Month Average			0.1761%